Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	May 31, 2017	Aug. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 513,923	$ 587,619	$ 1,057,428	$ 1,228,727
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(22,771)	(21,515)	(41,773)	(48,552)
Teekay Offshore | Offshore Logistics | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(14,207)	(10,129)	(24,218)	(18,508)
Teekay Offshore | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	0	0	(6,410)
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(8,564)	(8,933)	(17,555)	(18,646)
Teekay Tankers
Segment Reporting Information [Line Items]
Ownership percentage					50.00%
Initial ownership percentage						50.00%
Teekay Tankers | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 0	$ (2,453)	$ 0	$ (4,988)